Equipment Installment Plans - Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allowance for credit losses
Allowance for credit losses, beginning of year	$ 84
Allowance for credit losses, end of year	78	$ 84
Equipment installment plan receivable
Allowance for credit losses
Allowance for credit losses, beginning of year	84	77
Bad debts expense	50	82
Write-offs, net of recoveries	(56)	(75)
Allowance for credit losses, end of year	$ 78	$ 84